Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 44,264	$ 77,337	$ 507,176
Short-term investments	375,210	368,587
Other receivables	3,920	2,227	80
Prepaid expenses and other current assets	7,113	3,032	4,455
Total current assets	430,507	451,183	511,711
Property and equipment, net	41,552	34,126	22,219
Restricted cash	762	693	693
Equity method investment	13,097	10,990
Intangible assets	14,779
Goodwill	4,880
Deferred offering costs	5,170
Other non-current assets	55,330	262	180
Total assets	566,077	497,254	534,803
Current liabilities:
Accounts payable	5,531	4,928	6,072
Tenant improvements loan, current portion	254	244	383
Capital lease, current portion	415	792	880
Deferred rent, current portion	340	295	209
Accrued expenses and other current liabilities	5,875	1,746	737
Total current liabilities	12,415	8,005	8,281
Tenant improvements loan, net of current portion	817	946	1,190
Capital lease, net of current portion	1,529	661	1,199
Deferred rent, net of current portion	1,136	1,321	1,617
Early exercise stock option liabilities	1,022	1,177	1,257
Convertible promissory notes	76,296
Redeemable convertible preferred stock warrant liability	627
Total liabilities	93,842	12,110	13,544
Commitments and contingencies
Redeemable convertible preferred stock	845,931	768,312	698,452
Stockholders' deficit:
Common stock
Additional paid-in capital	28,845	12,591	4,957
Accumulated deficit	(402,797)	(296,286)	(182,122)
Accumulated other comprehensive income (loss)	256	527	(28)
Total stockholders' deficit	(373,696)	(283,168)	(177,193)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	$ 566,077	$ 497,254	$ 534,803